INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

			Voting rights at		Value at
Company	Country of incorporation	Main activity	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	466,299	411,134
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	6,862	3,444
Other non-consolidated companies (1)					5,187	3,801

					478,348	418,379

(1)	It includes the investment held in Finma S.A.I.F., Arhsa S.A., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

	As of December 31,
	2017	2016

At the beginning of the year	418,379	250,412

Equity in earnings (losses) of non-consolidated companies	68,115	14,624
Other comprehensive income	(4,786)	39,077
Acquisition of additional shares (note 3)	—	114,449
Dividends from non-consolidated companies	(3,360)	(183)

At the end of the year	478,348	418,379

Disclosure of interests in non-consolidated companies, summarized balance sheet

	USIMINAS
Summarized balance sheet (in million USD)	As of December 31, 2017	As of December 31, 2016

Assets
Non-current	5,662	6,086
Current	1,494	1,277
Other current investments	164	472
Cash and cash equivalents	535	221

Total Assets	7,855	8,056

Liabilities
Non-current	637	753
Non-current borrowings	1,707	2,104
Current	622	517
Current borrowings	299	21

Total Liabilities	3,265	3,395

Non-controlling interest	426	508

Shareholders' equity	4,164	4,153

Disclosure of interests in non-consolidated companies, summarized income statement

	USIMINAS
Summarized income statement (in million USD)	As of December 31, 2017	As of December 31, 2016

Net sales	3,368	2,443
Cost of sales	(2,854)	(2,292)
Gross Profit	514	151
Selling, general and administrative expenses	(206)	(180)
Other operating income (loss), net	(78)	(61)
Operating income	230	(90)
Financial expenses, net	(145)	(17)
Equity in earnings of associated companies	49	40
Profit (Loss) before income tax	134	(67)
Income tax benefit	(34)	(99)
Net profit (loss) before non-controlling interest	100	(166)
Non-controlling interest in other subsidiaries	(26)	(28)
Net profit (loss) for the year	74	(194)

USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
As of December 31, 2017 and 2016, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2017	As of December 31, 2016

At the beginning of the year	411,134	239,960
Share of results (1)	63,030	16,832
Other comprehensive income	(4,570)	39,893
Dividends	(3,295)	—
Acquisition of additional shares (note 3)	—	114,449

At the end of the year	466,299	411,134
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	4,164,086
Percentage of interest of the Company over shareholders' equity	20.47%

Interest of the Company over shareholders' equity	852,263

Purchase price allocation	78,688
Goodwill	314,218
Impairment	(778,870)

Total Investment in Usiminas	466,299